Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Activities:
Net Income (Loss) Attributable to Parent	$ 41,833	$ 91,062	$ 70,946
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Depreciation	8,775	11,114	9,909
Accretion (Amortization) of Discounts and Premiums, Investments	8,346	6,886	1,127
Realized Investment Gains (Losses)	(8,598)	(10,438)	14,824
Loss on repurchase of debt	0	0	11
Assets Disposed of by Method Other than Sale, in Period of Disposition, Gain (Loss) on Disposition	726	153	144
Gain on sale of subsidiaries	(4,139)	0	0
Share-based Compensation	4,182	3,476	1,321
Excess tax benefits from share-based payment arrangements	(169)	0	0
Non-cash activity related to rabbi trust	(15)	1	0
Increase (Decrease) in Accrued Investment Income Receivable	1,272	(796)	(208)
Increase (Decrease) in Premiums Receivable	(45,945)	(35,001)	(924)
Increase (Decrease) in Reinsurance Recoverable	1,850	868	5,507
Increase (Decrease) in Deferred Policy Acquisition Costs	(10,146)	(9,851)	721
Increase (Decrease) in Other Operating Assets	2,645	(8,532)	10,282
Increase (Decrease) in Loss and Loss Adjustment Expense Reserve	17,571	(31,282)	(35,642)
Increase (Decrease) in Unearned Premiums	57,157	41,304	(4,358)
(Decrease) increase in payable to reinsurers	4	(17)	(896)
Increase (Decrease) in Other Operating Liabilities	(7,988)	9,544	2,068
Net Cash Provided by (Used in) Operating Activities	67,360,000	68,492,000	74,832,000
Purchases of and additional investments in:
Payments to Acquire Available-for-sale Securities, Debt	(391,354)	(486,230)	(690,486)
Payments to Acquire Available-for-sale Securities, Equity	(2,000)	0	(2,087)
Payments to Acquire Property, Plant, and Equipment	(23,064)	(8,482)	(4,627)
Proceeds from Maturities, Prepayments and Calls of Available-for-sale Securities	141,416	145,879	159,668
Sales:
Proceeds from sale of subsidiary companies	15,900	0	0
Proceeds from Sale of Available-for-sale Securities, Debt	254,295	297,618	468,506
Proceeds from Sale of Available-for-sale Securities, Equity	7,871	3,449	2,026
Net Cash Provided by (Used in) Investing Activities	3,065	(47,767)	(67,001)
Financing Activities:
Proceeds from Stock Options Exercised	2,116	2,399	887
Excess tax benefits from share-based payment arrangements	169	0	0
Proceeds from (Repayments of) Debt	0	0	(4,975)
Payments for Repurchase of Common Stock	(43,803)	(52,021)	(25,026)
Payments of Dividends, Common Stock	(8,745)	(7,198)	(6,585)
Net Cash Provided by (Used in) Financing Activities	(50,262)	(56,820)	(35,699)
Cash and Cash Equivalents, Period Increase (Decrease)	20,163	(36,096)	(27,868)
Beginning Cash and Cash Equivalents	63,605	99,700	127,568
Ending Cash and Cash Equivalents	$ 83,767	$ 63,605	$ 99,700